Accounts Receivables (Details) - Schedule of Accounts Receivables, Net - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Schedule Of Accounts Receivables Net Abstract
Accounts receivables	$ 50,874	$ 45,100
Allowance for doubtful accounts	(41,697)	(5,753)
Total, net	$ 9,177	$ 39,347